Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	$ 1,754	$ 1,206
Other Non-Current Assets	5,526	11,754
Accrued Liabilities and Other	(12,671)	(16,473)
Current Portion of Derivative Liabilities	(103,118)	(115,813)
Derivative Liabilities	(378,446)	(415,041)
Derivatives not designated as a cash flow hedge
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	27	875
Other Non-Current Assets	0	0
Accrued Liabilities and Other	(17)	(667)
Current Portion of Derivative Liabilities	0	0
Derivative Liabilities	0	0
Derivatives not designated as a cash flow hedge | Foreign Currency Contracts
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	1,038	119
Other Non-Current Assets	3	0
Accrued Liabilities and Other	0	0
Current Portion of Derivative Liabilities	(388)	(2,601)
Derivative Liabilities	0	(511)
Derivatives not designated as a cash flow hedge | Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	689	212
Other Non-Current Assets	3,847	9,839
Accrued Liabilities and Other	(9,213)	(11,979)
Current Portion of Derivative Liabilities	(65,811)	(59,055)
Derivative Liabilities	(228,025)	(233,901)
Derivatives not designated as a cash flow hedge | Cross Currency Swap Agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	1,180	0
Accrued Liabilities and Other	(3,160)	(3,464)
Current Portion of Derivative Liabilities	(35,261)	(53,124)
Derivative Liabilities	(149,523)	(180,577)
Derivatives not designated as a cash flow hedge | Stock Purchase Warrants
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other		0
Other Non-Current Assets		575
Accrued Liabilities and Other		0
Current Portion of Derivative Liabilities		0
Derivative Liabilities		0
Derivative | Derivatives designated as a cash flow hedge | Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	496	1,340
Accrued Liabilities and Other	(281)	(363)
Current Portion of Derivative Liabilities	(1,658)	(1,033)
Derivative Liabilities	$ (898)	$ (52)